PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 441,577	$ 439,183	$ 395,309
Less Accumulated depreciation	(327,762)	(277,363)	(191,309)
Property and equipment, net	113,815	161,820	204,000
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	284,710	282,316	238,442
Equipment under capital lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 156,867	$ 156,867	$ 156,867